SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Expenses By Nature
Direct mining and milling costs	[1]	$ 5,992	$ 5,125	$ 18,362	$ 13,904
Changes in inventories	[2]	(425)	750	(829)	(144)
Depletion and amortization		1,809	1,269	5,372	3,204
Toll milling costs					234
Cost of sales		$ 7,376	$ 7,144	$ 22,905	$ 17,198

[1]	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).